Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of Accounts Receivable

	June 30, 2025	December 31, 2024
Customer trade receivables	$2,916	$2,513
Holdback receivable	—	10,737
Other receivables	1,728	887
Due from related parties (note 14)	12,505	4,973
Allowance for expected credit losses	(569)	(372)
	$16,580	$18,738